Trade receivables and others (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of financial assets [Line Items]
Other receivables		€ 814	€ 741	€ 544
Accrued receivables excluding rebates related to capital expenditures		0	0	691
Research tax credit		10,310	0	0
Other tax credits		333	333	333
Prepaid expenses		2,582	6,833	5,403
VAT refund		1,170	2,208	1,995
Trade account receivables		846	10,585	2,816
Prepayments made to suppliers		2,364	1,114	197
Refund to be received		0	0	0
Rebate related to capital expenditures		0	0	6,762
Receivables and others - current		18,420	21,815	18,741
Research tax credit		29,821	29,821	16,737
Receivables and others - non-current		29,821	29,821	16,737
Trade receivables and others - excluding rebate related to capital expenditures		48,241	51,635	28,716
Income from research tax credit 2019				16,737
Income from research tax credit 2020			13,084
Income from research tax credit 2021		10,302
Rebate related to capital expenditures		€ 0	0	6,762
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
VAT refund			1,400
Trade account receivables			€ 8,400
IPH5201 agreement, with AstraZeneca
Disclosure of financial assets [Line Items]
Rebate related to capital expenditures | $						$ 7,580	$ 15,000
Rebate related to capital expenditures | $						$ 7,580	$ 15,000
Rebate payment received during period	€ 6,975
Rebate related to capital expenditures, increase (decrease) during period				€ 6,455	$ 7,420